CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss) from continuing operations	¥ 249,096	$ 39,088	¥ (17,593)	¥ (15,195)
Gain on troubled debt restructuring	(279,097)	(43,796)	0	0
Changes in operating assets and liabilities:
Prepayments and other current assets	(9,942)	(1,560)	1,437	(5,946)
Accrued expenses and other current liabilities	7,160	1,125	(2,459)	983
Other non-current liabilities	2,838	445	0	0
Net cash (used in) continuing operating activities	(29,945)	(4,698)	(18,615)	(20,158)
Net cash (used in) discontinued operating activities	(509,825)	(80,003)	(187,127)	(19,696)
Net cash (used in) operating activities	(539,770)	(84,701)	(205,742)	(39,854)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries	15,932	2,500	0	0
Net cash generated from continuing investing activities	15,932	2,500	0	0
Net cash (used in) discontinued investing activities	(53,535)	(8,401)	(111,782)	(114,716)
Net cash (used in) investing activities	(37,603)	(5,901)	(111,782)	(114,716)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares			0	(48,047)
Principal repayments on loans	(124,987)	(19,613)	(62,599)	(97,332)
Proceeds from exercise of share options	812	127	1,925	4,647
Convertible loan from related party	108,334	17,000	0	0
Net cash generated used in continuing financing activities	(15,841)	(2,486)	(60,674)	(140,732)
Net cash (used in) discontinued financing activities	(23,308)	(3,658)	0	0
Net cash (used in) financing activities	(39,149)	(6,144)	(60,674)	(140,732)
Effects of exchange rate changes	(6,635)	(1,041)	(5,443)	1,342
Net decrease in cash, cash equivalents and restricted cash	(623,157)	(97,787)	(383,641)	(293,960)
Cash, cash equivalents and restricted cash at beginning of year	639,184	100,302	1,022,825	1,316,785
Cash, cash equivalents and restricted cash at end of year	16,027	2,515	639,184	1,022,825
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of year			628,806	998,674
Cash, cash equivalents and restricted cash of continuing operations at end of year	16,027	2,515	10,378	24,151
Supplemental disclosures of cash flow information of continuing operations:
Cash and cash equivalents	16,027	2,515	5,134	14,043
Restricted cash	¥ 0	$ 0	¥ 5,244	¥ 10,108